DISCONTINUED OPERATIONS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash (used in) provided by operations for discontinued operations:
Loss from discontinued operations	$ (1,092,750)	$ (424,391)
Depreciation	13,069	12,179
Amortization of website acquisitions and intangibles	165,066	135,798
Impairment of website acquisitions and intangibles assets	326,442	61,029
Provision for bad debts	1,437	0
Product refund reserve	(21,000)	11,580
Provision for inventory reserve	(27,448)	22,448
Change in Assets and Liabilities Classified as Discontinued Operations:
Inventory	457,759	426,688
Deposits	8,765	0
Prepaid rents	50,417	46,523
Accounts payable	(137,200)	197,351
Accrued Expenses	(10,856)	10,151
Deferred Rents	(2,468)	18,886
Change in cash (used in) provided by discontinued operations	(268,767)	518,242
Purchase of property and equipment included in discontinued operations	0	(16,299)
Net decrease in cash and cash equivalents from discontinued operations	$ (22,043)	$ 21,077